MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND  Two World Trade Center
LETTER TO THE SHAREHOLDERS December 31, 2000            New York, New York 10048


DEAR SHAREHOLDER:

Calendar year 2000 began with technology and high-multiple, new-economy stocks outperforming the broad markets, fueled by liquidity the Federal Reserve Board had injected into the system ahead of Y2K. It soon became clear, however, that first-quarter economic growth would exceed sustainable levels. During the second quarter, wage inflation exceeded 4 percent, while unemployment fell below 4 percent and energy prices reached heights not seen since the Gulf War. These factors led the Fed to raise interest rates by 100 basis points during the first half of 2000. As concern grew that slower earnings and economic growth might lie ahead, the markets underwent a sharp rotation out of high-multiple stocks and into long-ignored old-economy issues.

The Federal Reserve's interest-rate hikes pricked the price-earnings bubble that had been ballooning for some time. This action roiled the financial markets and cut off funding for many new-technology companies. During the late 1990s, these new companies had spurred old-economy companies to increase their capital spending in order to become "Webified." This increase in capital spending on information technology accounted for nearly one third of gross domestic product growth. During the second half of 2000, however, what had been a self-perpetuating cycle of accelerating growth, strong productivity gains and new-technology spending slowly began to reverse. As a result, we expect that spending on technology will continue to falter in the first half of 2001.

PERFORMANCE

For the 12-month period ended December 31, 2000, Morgan Stanley Dean Witter American Opportunities Fund's Class B shares produced a total return of -9.93 percent compared to -9.10 percent for the Standard & Poor's 500 Stock Index (S&P
500). For the same period, the Fund's Class A, C and D shares returned -9.51 percent, -10.17 percent and -9.28 percent, respectively. The performance of the Fund's four share

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
LETTER TO THE SHAREHOLDERS December 31, 2000, continued

classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the performance of the Fund to that of the S&P 500 Index.

PORTFOLIO STRATEGY

The Fund began the year significantly overweighted toward the technology and biotechnology sectors. However, as it became clear that the Federal Reserve Board's action during the first half of 2000 was going to lead to slower earnings growth and lower multiples for those particular high beta issues, the Fund shifted its emphasis to steady growth stocks that typically outperform in a decelerating environment. (Stocks with high betas are generally more volatile than the overall market.) These included stocks in the health care, financial services, electric utility and consumer staples sectors.

LOOKING AHEAD

We believe that the Federal Reserve Board will continue to lower interest rates during the first half of 2001. However, this easing of interest rates may take longer than usual to have a positive impact on the economy, because corporate debt levels need to be pared and excess inventories reduced before capital spending can rebound. In addition, high levels of consumer spending have impaired the consumer balance sheets. Therefore, debt levels here will also need to be reduced before spending can resume in force.

Given our outlook for a significant economic slowdown, the Fund is currently invested in a blend of steady growth stocks, which we believe should achieve the best earnings momentum over the short term, and early cycle issues, particularly those related to the consumer (e.g., retailing, media and air transport). In our view, retailing, which consists of relatively low-ticket items, is likely to rebound before durable goods such as automobiles and housing. Cable companies should benefit from new spending on such digital services as video on demand and cable modems. Finally, air transport should benefit from declining fuel prices and industry consolidation.

As we enter into the new year, the Fund is approximately market weighted in technology. This sector, which became oversold in 2000, may benefit in the short term from declining global interest rates and potential tax cuts in the United States. In addition, there are a few exciting new product cycles expected to be more broadly deployed in 2002, including wireless data and home networking. However, we remain somewhat cautious toward the sector, because corporate technology spending levels have far exceeded historical norms and the ensuing goods overhang in technology may depress any potential rebound.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
LETTER TO THE SHAREHOLDERS December 31, 2000, continued


We appreciate your ongoing support of Morgan Stanley Dean Witter American Opportunities Fund and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ CHARLES A. FIUMEFREDDO                 /s/ MITCHELL M. MERIN
--------------------------                 ---------------------
CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN
Chairman of the Board                      President

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
FUND PERFORMANCE December 31, 2000

GROWTH OF $10,000 -- CLASS B


       Date               Total        S&P 500
 December 31, 1990       10,000        10,000
 December 31, 1991       15,626        13,041
 December 31, 1992       16,225        14,033
 December 31, 1993       19,260        15,445
 December 31, 1994       17,960        15,649
 December 31, 1995       25,540        21,524
 December 31, 1996       28,230        26,464
 December 31, 1997       37,135        35,291
 December 31, 1998       48,673        45,375
 December 31, 1999       71,122        54,921
 December 31, 2000       64,056(3)     49,222

     ----------------------------------------
             --- Fund   --- S&P500 (4)
     ----------------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                          CLASS A SHARES*
--------------------------------------------------------------------
Period Ended 12/31/00
---------------------------
1 Year                        (9.51)%(1)        (14.26)%(2)
Since Inception (7/28/97)     20.36 %(1)         18.48 %(2)


                          CLASS C SHARES+
--------------------------------------------------------------------
Period Ended 12/31/00
---------------------------
1 Year                       (10.17)%(1)        (10.94)%(2)
Since Inception (7/28/97)     19.45 %(1)         19.45 %(2)



                          CLASS B SHARES**
--------------------------------------------------------------------
Period Ended 12/31/00
-----------------------
1 Year                        (9.93)%(1)        (13.80)%(2)
5 Years                       20.19 %(1)         20.00 %(2)
10 Years                      20.41 %(1)         20.41 %(2)


                          CLASS D SHARES++
--------------------------------------------------------------------
Period Ended 12/31/00
---------------------------
1 Year                        (9.28)%(1)
Since Inception (7/28/97)     20.64 %(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on December 31, 2000.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity, and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS December 31, 2000


NUMBER OF
 SHARES                                                             VALUE
----------------------------------------------------------------------------
                     COMMON STOCKS (86.4%)
                     Advertising/Marketing Services (1.0%)
  964,490            Interpublic Group of
                       Companies, Inc. ....................   $   41,051,106
  655,000            Omnicom Group, Inc. ..................       54,283,125
1,807,000            WPP Group PLC ........................       23,558,351
                                                              --------------
                                                                 118,892,582
                                                              --------------
                     Aerospace & Defense (0.5%)
  754,720            General Dynamics Corp. ...............       58,868,160
                                                              --------------
                     Air Freight/Couriers (0.2%)
  495,000            FedEx Corp.* .........................       19,780,200
                                                              --------------
                     Airlines (0.2%)
  630,000            AMR Corp.* ...........................       24,688,125
                                                              --------------
                     Aluminum (0.5%)
1,700,590            Alcoa, Inc. ..........................       56,969,765
                                                              --------------
                     Apparel/Footwear (0.2%)
  410,000            Nike, Inc. (Class B) .................       22,883,125
                                                              --------------
                     Apparel/Footwear Retail (0.6%)
  830,000            Abercrombie & Fitch Co.
                       (Class A)* .........................       16,600,000
  516,160            Gap, Inc. (The) ......................       13,162,080
1,956,090            Limited, Inc. (The) ..................       33,375,786
                                                              --------------
                                                                  63,137,866
                                                              --------------
                     Beverages: Alcoholic (1.5%)
3,773,640            Anheuser-Busch Companies,
                       Inc. ...............................      171,700,620
                                                              --------------
                     Beverages: Non-Alcoholic (2.2%)
  945,000            Coca-Cola Co. ........................       57,585,937
3,853,110            PepsiCo, Inc. ........................      190,969,764
                                                              --------------
                                                                 248,555,701
                                                              --------------
                     Biotechnology (4.0%)
  254,220            Abgenix, Inc.* .......................       15,014,869
  258,480            COR Therapeutics, Inc.* ..............        9,095,265
  134,870            Enzon, Inc.* .........................        8,370,369
1,515,300            Genentech, Inc.* .....................      123,496,950
  465,000            Genzyme Corp. (General
                       Division)* .........................       41,820,937
1,026,590            Human Genome Sciences, Inc.*                 71,155,519
  587,580            IDEC Pharmaceuticals Corp.* ..........      111,383,134



NUMBER OF
 SHARES                                                             VALUE
----------------------------------------------------------------------------
1,128,130            Millennium Pharmaceuticals,
                       Inc.* ..............................   $   69,803,044
  160,220            Protein Design Labs, Inc.* ...........       13,919,112
                                                              --------------
                                                                 464,059,199
                                                              --------------
                     Cable/Satellite TV (1.7%)
1,120,000            Charter Communications, Inc.
                       (Class A)* .........................       25,410,000
3,398,800            Comcast Corp. (Class A
                       Special)* ..........................      141,899,900
  567,520            Cox Communications, Inc.
                       (Class A)* .........................       26,425,150
                                                              --------------
                                                                 193,735,050
                                                              --------------
                     Computer Communications (2.1%)
1,587,580            Brocade Communications
                     Systems, Inc. ** .....................      145,759,689
1,060,000            Cisco Systems, Inc.* .................       40,545,000
   38,810            Extreme Networks, Inc.* ..............        1,518,441
  385,000            Juniper Networks, Inc.* ..............       48,534,062
                                                              --------------
                                                                 236,357,192
                                                              --------------
                     Computer Peripherals (0.7%)
  860,000            EMC Corp.* ...........................       57,190,000
  358,390            QLogic Corp.* ........................       27,596,030
                                                              --------------
                                                                  84,786,030
                                                              --------------
                     Computer Processing
                     Hardware (0.4%)
1,480,000            Sun Microsystems, Inc.* ..............       41,255,000
                                                              --------------
                     Contract Drilling (0.2%)
  295,640            Nabors Industries, Inc.* .............       17,487,106
                                                              --------------
                     Data Processing Services (0.7%)
1,323,820            Automatic Data Processing, Inc.              83,814,354
                                                              --------------
                     Department Stores (0.5%)
  950,000            Kohl's Corp.* ........................       57,950,000
                                                              --------------
                     Discount Stores (1.0%)
2,135,000            Wal-Mart Stores, Inc. ................      113,421,875
                                                              --------------
                     Drugstore Chains (1.0%)
1,452,700            CVS Corp. ............................       87,071,206
  760,000            Walgreen Co. .........................       31,777,500
                                                              --------------
                                                                 118,848,706
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS December 31, 2000, continued


NUMBER OF
 SHARES                                                             VALUE
----------------------------------------------------------------------------
                     Electric Utilities (3.0%)
  633,570            Constellation Energy Group,
                       Inc. .............................   $    28,550,248
  890,000            Dominion Resources, Inc.* ..........        59,630,000
1,545,770            Duke Energy Corp. ..................       131,776,892
1,045,000            Exelon Corp. .......................        73,369,450
1,365,000            Southern Co. (The) .................        45,386,250
                                                            ---------------
                                                                338,712,840
                                                            ---------------
                     Electrical Products (0.3%)
  500,000            Emerson Electric Co. ...............        39,406,250
                                                            ---------------
                     Electronic Components (0.2%)
  614,520            Sawtek, Inc.* ......................        28,383,142
                                                            ---------------
                     Electronic Production
                     Equipment (0.5%)
1,415,000            Applied Materials, Inc.* ...........        54,035,312
                                                            ---------------
                     Finance/Rental/Leasing (2.8%)
1,655,000            Fannie Mae .........................       143,571,250
2,115,290            Freddie Mac ........................       145,690,599
  515,000            USA Education Inc. .................        35,020,000
                                                            ---------------
                                                                324,281,849
                                                            ---------------
                     Financial Conglomerates (1.7%)
  637,060            American Express Co. ...............        34,998,484
3,096,087            Citigroup, Inc. ....................       158,093,942
                                                            ---------------
                                                                193,092,426
                                                            ---------------
                     Food Retail (1.7%)
2,788,930            Kroger Co.* ........................        75,475,418
1,892,430            Safeway Inc.* ......................       118,276,875
                                                            ---------------
                                                                193,752,293
                                                            ---------------
                     Food: Major Diversified (2.0%)
  426,670            Groupe Danone ......................        64,548,856
  673,330            Ralston-Ralston Purina Group .......        17,590,746
2,194,680            Sara Lee Corp. .....................        53,906,827
1,493,000            Unilever N.V. (Netherlands) ........        94,791,764
                                                            ---------------
                                                                230,838,193
                                                            ---------------
                     Food: Meat/Fish/Dairy (0.3%)
1,145,240            ConAgra, Inc. ......................        29,776,240
                                                            ---------------
                     Food: Specialty/Candy (0.1%)
  205,160            Hershey Foods Corp. ................        13,207,175
                                                            ---------------
                     Home Improvement Chains (0.5%)
1,164,240            Home Depot, Inc. (The) .............        53,191,215
                                                            ---------------

NUMBER OF
 SHARES                                                             VALUE
----------------------------------------------------------------------------
                     Hospital/Nursing Management (2.5%)
3,669,780            HCA-The Healthcare Corp. ...........   $   161,507,018
2,515,000            Tenet Healthcare Corp.* ............       111,760,312
  104,810            Universal Health Services, Inc.
                       (Class B)* .......................        11,712,517
                                                            ---------------
                                                                284,979,847
                                                            ---------------
                     Household/Personal Care (1.5%)
1,114,450            Avon Products, Inc. ................        53,354,294
1,730,000            Kimberly-Clark Corp. ...............       122,293,700
                                                            ---------------
                                                                175,647,994
                                                            ---------------
                     Industrial Conglomerates (3.1%)
2,500,870            General Electric Co. ...............       119,885,456
  715,000            Minnesota Mining &
                     Manufacturing Co. ..................        86,157,500
1,440,000            Tyco International Ltd.
                       (Bermuda) ........................        79,920,000
  830,000            United Technologies Corp. ..........        65,258,750
                                                            ---------------
                                                                351,221,706
                                                            ---------------
                     Information Technology
                     Services (0.7%)
  720,000            Electronic Data Systems Corp. ......        41,580,000
1,130,050            PeopleSoft, Inc.* ..................        42,023,734
                                                            ---------------
                                                                 83,603,734
                                                            ---------------
                     Insurance Brokers/Services (0.8%)
  757,400            Marsh & McLennan Companies,
                       Inc. .............................        88,615,800
                                                            ---------------
                     Integrated Oil (1.4%)
1,603,070            Exxon Mobil Corp. ..................       139,366,898
  261,450            Royal Dutch Petroleum Co.
                     (ADR) (Netherlands) ................        15,834,066
                                                            ---------------
                                                                155,200,964
                                                            ---------------
                     Internet Software/Services (1.0%)
1,648,490            BEA Systems, Inc.* .................       110,963,983
                                                            ---------------
                     Investment Banks/Brokers (3.1%)
1,046,680            Goldman Sachs Group, Inc.
                       (The) ............................       111,929,342
1,668,190            Lehman Brothers Holdings, Inc.             112,811,349
1,942,740            Merrill Lynch & Co., Inc. ..........       132,470,584
                                                            ---------------
                                                                357,211,275
                                                            ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS December 31, 2000, continued


NUMBER OF
 SHARES                                                             VALUE
----------------------------------------------------------------------------
                     Investment Managers (0.3%)
1,896,500            Amvescap PLC (United
                       Kingdom) .........................   $    38,959,181
                                                            ---------------
                     Life/Health Insurance (0.5%)
  850,000            AFLAC, Inc. ........................        61,359,375
                                                            ---------------
                     Major Banks (2.9%)
1,216,500            Bank of New York Co., Inc. .........        67,135,594
  610,000            Chase Manhattan Corp. (The)* .......        27,716,875
  668,370            Mellon Financial Corp. .............        32,875,449
  405,000            PNC Financial Services Group,
                       Inc. .............................        29,590,312
  345,980            State Street Corp. .................        42,974,176
  540,270            U.S. Bancorp .......................        15,769,131
2,055,000            Wells Fargo & Co. ..................       114,437,812
                                                            ---------------
                                                                330,499,349
                                                            ---------------
                     Major Telecommunications (1.0%)
1,217,400            SBC Communications, Inc. ...........        58,130,850
1,217,180            Verizon Communications Inc. ........        61,011,147
                                                            ---------------
                                                                119,141,997
                                                            ---------------
                     Managed Health Care (0.5%)
  448,200            CIGNA Corp. ........................        59,296,860
                                                            ---------------
                     Media Conglomerates (0.3%)
  813,460            Viacom, Inc. (Class B)
                       (Non-Voting)* ....................        38,029,255
                                                            ---------------
                     Medical Distributors (0.9%)
1,040,000            Cardinal Health, Inc. ..............       103,610,000
                                                            ---------------
                     Medical Specialties (2.5%)
2,516,090            ALZA Corp. * .......................       106,933,825
1,555,000            Baxter International, Inc. .........       137,325,938
  372,290            Biomet, Inc. .......................        14,775,259
  550,000            St. Jude Medical, Inc.* ............        33,790,625
                                                            ---------------
                                                                292,825,647
                                                            ---------------
                     Miscellaneous Commercial
                     Services (0.6%)
1,356,510            Paychex, Inc. ......................        65,960,299
                                                            ---------------
                     Multi-Line Insurance (3.0%)
2,629,020            American International Group,
                       Inc. .............................       259,122,784
1,208,370            Hartford Financial Services
                       Group, Inc. (The) ................        85,341,131
                                                            ---------------
                                                                344,463,915
                                                            ---------------

NUMBER OF
 SHARES                                                             VALUE
----------------------------------------------------------------------------
                     Oil & Gas Pipelines (1.0%)
1,591,440            El Paso Energy Corp. ...............   $   113,986,890
                                                            ---------------
                     Oilfield Services/Equipment (1.2%)
1,033,200            Baker Hughes Inc. ..................        42,942,375
1,213,800            Schlumberger Ltd. ..................        97,028,138
                                                            ---------------
                                                                139,970,513
                                                            ---------------
                     Other Metals/Minerals (0.0%)
    1,000            BRO-X Minerals Ltd. (Canada)*                      467
                                                            ---------------
                     Packaged Software (2.3%)
  993,370            Check Point Software
                       Technologies Ltd. (Israel)* ......       132,676,981
  479,140            i2 Technologies, Inc.* .............        26,053,238
  286,590            Mercury Interactive Corp.* .........        25,864,748
1,768,400            Oracle Corp.* ......................        51,394,125
  487,790            Siebel Systems, Inc.* ..............        32,986,799
                                                            ---------------
                                                                268,975,891
                                                            ---------------
                     Pharmaceuticals: Generic
                     Drugs (0.2%)
  340,200            Watson Pharmaceuticals, Inc.* ......        17,413,988
                                                            ---------------
                     Pharmaceuticals: Major (9.3%)
4,444,290            Abbott Laboratories ** .............       215,270,297
2,895,000            American Home Products Corp.........       183,977,250
1,458,000            Aventis S.A. .......................       128,416,266
  605,000            Lilly (Eli) & Co. ..................        56,302,813
1,535,000            Merck & Co., Inc. ..................       143,714,375
1,307,210            Pfizer Inc. ........................        60,131,660
2,325,000            Pharmacia Corp. ....................       141,825,000
2,430,000            Schering-Plough Corp. ..............       137,902,500
                                                            ---------------
                                                              1,067,540,161
                                                            ---------------
                     Pharmaceuticals: Other (2.6%)
  665,550            Allergan, Inc. .....................        64,433,559
  942,070            Forest Laboratories, Inc.* .........       125,177,551
1,170,000            King Pharmaceuticals, Inc.* ........        60,474,375
  603,410            Teva Pharmaceutical Industries
                     Ltd. (ADR) (Israel) ................        44,199,783
                                                            ---------------
                                                                294,285,268
                                                            ---------------
                     Property - Casualty Insurers (2.3%)
1,259,400            ACE, Ltd. (Bermuda) ................        53,445,788
2,055,000            Allstate Corp. (The) ...............        89,520,938

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS December 31, 2000, continued


NUMBER OF
 SHARES                                                    VALUE
---------------------------------------------------------------------
  735,000      Chubb Corp. (The) ..................   $    63,577,500
1,010,000      St. Paul Companies, Inc. ...........        54,855,625
                                                      ---------------
                                                          261,399,851
                                                      ---------------
               Pulp & Paper (0.5%)
  755,000      Georgia-Pacific Corp. ..............        23,499,375
  825,000      International Paper Co. ............        33,670,313
                                                      ---------------
                                                           57,169,688
                                                      ---------------
               Regional Banks (1.3%)
  540,000      Fifth Third Bancorp ................        32,265,000
1,403,770      Northern Trust Corp. ...............       114,494,991
                                                      ---------------
                                                          146,759,991
                                                      ---------------
               Restaurants (0.5%)
1,235,000      Starbucks Corp.* ...................        54,648,750
                                                      ---------------
               Savings Banks (0.7%)
1,560,000      Washington Mutual, Inc. ............        82,777,500
                                                      ---------------
               Semiconductors (1.5%)
  647,650      Altera Corp.* ......................        17,041,291
1,878,800      Micron Technology, Inc.* ...........        66,697,400
1,301,230      Texas Instruments, Inc. ............        61,645,771
  672,490      Xilinx, Inc.* ......................        31,018,601
                                                      ---------------
                                                          176,403,063
                                                      ---------------
               Specialty Insurance (0.4%)
  500,000      XL Capital Ltd. (Class A)
                 (Bermuda) ........................        43,687,500
                                                      ---------------
               Telecommunication Equipment (3.0%)
  625,000      CIENA Corp.* .......................        50,859,375
1,171,600      Comverse Technology, Inc.* .........       127,265,050
1,090,000      Motorola, Inc. .....................        22,072,500
2,404,311      Nokia Oyj (ADR) (Finland) ..........       104,587,529
  698,450      Powerwave Technologies, Inc.*.......        40,859,325
                                                      ---------------
                                                          345,643,779
                                                      ---------------
               Tobacco (0.4%)
1,019,430      Philip Morris Companies, Inc. ......        44,854,920
                                                      ---------------
               Wireless Communications (0.3%)
  921,744      Vodafone Group PLC (ADR)
                 (United Kingdom) .................        33,009,957
                                                      ---------------
               TOTAL COMMON STOCKS
                 (Cost $8,998,122,265).............     9,905,986,949
                                                      ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                VALUE
---------------------------------------------------------------------
               SHORT-TERM INVESTMENTS (14.1%)
               U.S. GOVERNMENT AGENCIES (a) (14.1%)
$ 300,000      Federal Home Loan Banks
                 6.20% due 01/12/01 ...............   $   299,431,667
   55,000      Federal Home Loan Mortgage
                 Corp. 6.335% due 01/16/01 ........        54,854,823
  200,000      Federal Home Loan Mortgage
                 Corp. 6.35% due 01/16/01 .........       199,470,833
1,069,000      Student Loan Marketing
                 Association
                 5.75% due 01/02/01 ...............     1,068,829,257
                                                      ---------------
               TOTAL U.S. GOVERNMENT AGENCIES
                 (Cost $1,622,586,580).............     1,622,586,580
                                                      ---------------
      766      REPURCHASE AGREEMENT (0.0%)
               The Bank of New York 3.75%
                 due 01/02/01 (dated 12/29/00;
                 proceeds $766,729) (b) (Cost
                 $766,409) ........................           766,409
                                                      ---------------
               TOTAL SHORT-TERM INVESTMENTS
                 (Cost $1,623,352,989).............     1,623,352,989
                                                      ---------------
TOTAL INVESTMENTS
(Cost $10,621,475,254) (c).........     100.5 %        11,529,339,938
LIABILITIES IN EXCESS OF OTHER

ASSETS ............................     (0.5)             (62,665,579)
                                        ----           --------------
NET ASSETS ........................     100.0 %       $11,466,674,359
                                        =====         ===============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS December 31, 2000, continued

--------------------------------
*    Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
ADR  American Depository Receipt.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $729,575 U.S. Treasury Note 6.875% due 01/15/05 valued at $781,748.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,103,293,151 and the aggregate gross unrealized depreciation is $195,428,467, resulting in net unrealized appreciation of $907,864,684.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2000:


                                     UNDERLYING
                 DESCRIPTION,           FACE
 NUMBER OF     DELIVERY MONTH,         AMOUNT          UNREALIZED
 CONTRACTS         AND YEAR           AT VALUE            LOSS
--------------------------------------------------------------------
    579          NASDAQ 100          $137,483,550      $(3,274,410)
                  Futures
                 March/2001


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments in securities, at value
   (cost $10,621,475,254) ..........................  $11,529,339,938
Receivable for :
     Investments sold ..............................       74,229,112
     Shares of beneficial interest sold ............       22,863,497
     Dividends .....................................        7,446,821
     Foreign withholding taxes reclaimed ...........          294,843
Prepaid expenses and other assets ..................          158,605
                                                      ---------------
    TOTAL ASSETS ...................................   11,634,332,816
                                                      ---------------
LIABILITIES:
Payable for:
     Investments purchased .........................      129,690,475
     Shares of beneficial interest repurchased .....       17,363,577
     Plan of distribution fee ......................        7,656,493
     Variation margin on futures contracts .........        7,353,300
     Investment management fee .....................        4,354,905
Accrued expenses and other payables ................        1,239,707
                                                      ---------------
    TOTAL LIABILITIES ..............................      167,658,457
                                                      ---------------
    NET ASSETS .....................................  $11,466,674,359
                                                      ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital ....................................  $10,859,563,829
Net unrealized appreciation ........................      904,599,260
Accumulated net investment loss ....................         (134,794)
Accumulated net realized loss ......................     (297,353,936)
                                                      ---------------
    NET ASSETS .....................................  $11,466,674,359
                                                      ===============
CLASS A SHARES:
Net Assets .........................................     $397,886,865
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................       11,783,187
    NET ASSET VALUE PER SHARE ......................           $33.77
                                                               ======
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset
        value) .....................................           $35.64
                                                               ======
CLASS B SHARES:
Net Assets .........................................  $10,151,403,956
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................      308,205,789
    NET ASSET VALUE PER SHARE ......................           $32.94
                                                               ======
CLASS C SHARES:
Net Assets .........................................     $348,180,178
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................       10,685,463
    NET ASSET VALUE PER SHARE ......................           $32.58
                                                               ======
CLASS D SHARES:
Net Assets .........................................     $569,203,360
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................       16,669,112
    NET ASSET VALUE PER SHARE ......................           $34.15
                                                               ======

STATEMENT OF OPERATIONS
For the year ended December 31, 2000


NET INVESTMENT LOSS:

INCOME
Interest .......................................... $    91,948,908
Dividends (net of $550,707 foreign withholding
   tax) ...........................................      49,286,864
                                                    ---------------
    TOTAL INCOME ..................................     141,235,772
                                                    ---------------

EXPENSES
Plan of distribution fee (Class A shares) .........         986,654
Plan of distribution fee (Class B shares) .........      79,731,027
Plan of distribution fee (Class C shares) .........       3,296,147
Investment management fee .........................      54,429,087
Transfer agent fees and expenses ..................      10,072,771
Registration fees .................................       1,041,998
Custodian fees ....................................         862,873
Shareholder reports and notices ...................         578,283
Professional fees .................................          50,931
Trustees' fees and expenses .......................          17,697
Other .............................................          87,184
                                                    ---------------
    TOTAL EXPENSES ................................     151,154,652
                                                    ---------------
    NET INVESTMENT LOSS: ..........................      (9,918,880)
                                                    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
     Investments ..................................   1,387,837,242
     Futures contracts ............................    (111,467,736)
     Foreign exchange transactions ................         (66,407)
                                                    ---------------
    NET GAIN ......................................   1,276,303,099
                                                    ---------------

Net change in unrealized appreciation/ depreciation on:
     Investments ..................................  (2,584,855,295)
     Futures contracts ............................      19,911,452
     Translation of other assets and liabilities
        denominated in foreign currencies .........          27,076
                                                    ---------------
    NET DEPRECIATION ..............................  (2,564,916,767)
                                                    ---------------
    NET LOSS ......................................  (1,288,613,668)
                                                    ---------------
NET DECREASE ...................................... $(1,298,532,548)
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                             FOR THE YEAR         FOR THE YEAR
                                                                ENDED                 ENDED
                                                          DECEMBER 31, 2000     DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................   $    (9,918,880)      $   (17,092,053)
Net realized gain ....................................     1,276,303,099         1,042,346,909
Net change in unrealized appreciation ................    (2,564,916,767)        2,347,697,489
                                                         ---------------       ---------------
   NET INCREASE (DECREASE) ...........................    (1,298,532,548)        3,372,952,345
                                                         ---------------       ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................       (54,348,877)          (28,551,583)
Class B shares .......................................    (1,440,611,682)       (1,024,566,187)
Class C shares .......................................       (48,769,136)          (22,478,831)
Class D shares .......................................       (76,095,238)          (28,966,000)
                                                         ---------------       ---------------
   TOTAL DISTRIBUTIONS ...............................    (1,619,824,933)       (1,104,562,601)
                                                         ---------------       ---------------
Net increase from transactions in shares of beneficial
  interest ...........................................     3,124,129,889         2,929,254,218
                                                         ---------------       ---------------
   NET INCREASE ......................................       205,772,408         5,197,643,962

NET ASSETS:
Beginning of period ..................................    11,260,901,951         6,063,257,989
                                                         ---------------       ---------------

   END OF PERIOD
   (Including accumulated net investment losses of
   $134,794 and $46,524, respectively) ...............   $11,466,674,359       $11,260,901,951
                                                         ===============       ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS December 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter American Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

G. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and to 0.425% to the portion of daily net assets in excess of $4.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $150,276,005 at December 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $41,773, $10,848,622 and $172,570, respectively and received $1,370,430 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2000, aggregated $46,043,076,416 and $45,123,987,601, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,159,775,783 and $1,157,748,269, respectively.

For the year ended December 31, 2000, the Fund incurred $1,051,523 in brokerage commissions with Dean Witter Reynolds ("DWR"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At December 31, 2000, the Fund's payables for securities purchased included an unsettled trade with DWR of $27,466,897.

For the year ended December 31, 2000, the Fund incurred brokerage commissions of $4,622,010 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At December 31, 2000, the Fund's payables for securities purchased and receivables for securities sold included unsettled trades with Morgan Stanley & Co., Inc. of $22,873,977 and $6,192,672, respectively.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,017. At December 31, 2000, the Fund had an accrued pension liability of $47,500 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rates, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At December 31, 2000, the Fund had outstanding futures contracts and no outstanding forward contracts.

6. FEDERAL INCOME TAX STATUS

Capital and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $136,160,000 and $87,000, respectively during fiscal 2000.

As of December 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $9,741,669, paid-in-capital was charged $88,941 and accumulated net investment loss was credited $9,830,610.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                      FOR THE YEAR                          FOR THE YEAR
                                                                          ENDED                                 ENDED
                                                                    DECEMBER 31, 2000                     DECEMBER 31, 1999
                                                           -----------------------------------   -----------------------------------
                                                                SHARES            AMOUNT              SHARES            AMOUNT
                                                           --------------- -------------------   --------------- -------------------
CLASS A SHARES
Sold .....................................................     7,366,837    $     311,162,587        4,338,198    $     158,802,903
Reinvestment of distributions ............................     1,600,023           53,414,533          717,347           27,977,919
Shares issued in connection with the acquisition of Morgan
 Stanley Dean Witter Capital Appreciation Fund ...........             -                    -           21,302              761,171
Redeemed .................................................    (4,255,445)        (174,811,614)      (1,529,947)         (56,507,414)
                                                              ----------    -----------------       ----------    -----------------
Net increase - Class A ...................................     4,711,415          189,765,506        3,546,900          131,034,579
                                                              ----------    -----------------       ----------    -----------------

CLASS B SHARES
Sold .....................................................    68,693,118        2,873,958,776       71,285,499        2,582,385,467
Reinvestment of distributions ............................    41,181,200        1,343,564,736       25,191,185          963,793,541
Shares issued in connection with the acquisition of Morgan
 Stanley Dean Witter Capital Appreciation Fund ...........             -                    -        6,039,569          213,444,830
Redeemed .................................................   (45,345,785)      (1,853,040,926)     (33,894,354)      (1,228,290,302)
                                                             -----------    -----------------      -----------    -----------------
Net increase - Class B ...................................    64,528,533        2,364,482,586       68,621,899        2,531,333,536
                                                             -----------    -----------------      -----------    -----------------

CLASS C SHARES
Sold .....................................................     5,276,343          217,852,042        4,261,820          153,567,595
Reinvestment of distributions ............................     1,463,696           47,183,194          568,229           21,693,093
Shares issued in connection with the acquisition of Morgan
 Stanley Dean Witter Capital Appreciation Fund ...........             -                    -           35,974            1,266,865
Redeemed .................................................    (1,861,510)         (74,965,499)        (918,072)         (33,332,226)
                                                             -----------    -----------------      -----------    -----------------
Net increase - Class C ...................................     4,878,529          190,069,737        3,947,951          143,195,327
                                                             -----------    -----------------      -----------    -----------------

CLASS D SHARES
Sold .....................................................     9,663,419          410,079,356        4,457,365          166,990,004
Reinvestment of distributions ............................     2,147,959           72,336,829          706,696           27,710,295
Shares issued in connection with the acquisition of Morgan
 Stanley Dean Witter Capital Appreciation Fund ...........             -                    -            3,051              109,510
Redeemed .................................................    (2,464,696)        (102,604,125)      (1,898,576)         (71,119,033)
                                                             -----------    -----------------      -----------    -----------------
Net increase - Class D ...................................     9,346,682          379,812,060        3,268,536          123,690,776
                                                             -----------    -----------------      -----------    -----------------
Net increase in Fund .....................................    83,465,159    $   3,124,129,889       79,385,286    $   2,929,254,218
                                                             ===========    =================      ===========    =================

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

8. ACQUISITION OF MORGAN STANLEY DEAN WITTER CAPITAL APPRECIATION FUND

On March 12, 1999, the Fund acquired all the net assets of Morgan Stanley Dean Witter Capital Appreciation Fund ("Capital Appreciation") pursuant to a plan of reorganization approved by the shareholders of Capital Appreciation on October 29, 1998. The acquisition was accomplished by a tax-free exchange of 21,302 Class A shares of the Fund at a net asset value of $35.74 per share for 60,567 Class A shares of Capital Appreciation; 6,039,569 Class B shares of the Fund at a net asset value of $35.35 per share for 17,217,642 Class B shares of Capital Appreciation; 35,974 Class C shares of the Fund at a net asset value of $35.22 per share for 102,177 Class C shares of Capital Appreciation; and 3,051 Class D shares of the Fund at a net asset value of $35.90 per share for 8,685 Class D shares of Capital Appreciation. The net assets of the Fund and Capital Appreciation immediately before the acquisition were $7,027,067,112 and $215,582,364, respectively, including unrealized appreciation of $42,624,304 for Capital Appreciation. Immediately after the acquisition, the combined net assets of the Fund amounted to $7,242,649,476.

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                              FOR THE PERIOD
                                                                      FOR THE YEAR ENDED DECEMBER 31,         JULY 28, 1997*
                                                           ----------------------------------------------        THROUGH
                                                               2000             1999             1998        DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $43.35           $33.16           $29.59           $31.87
                                                              ------           ------           ------           ------

Income (loss) from investment operations:
 Net investment income .................................        0.16             0.10             0.15             0.05
 Net realized and unrealized gain (loss) ...............       (4.40)           14.80             8.71             2.32
                                                              ------           ------           ------           ------
Total income (loss) from investment operations .........       (4.24)           14.90             8.86             2.37
                                                              ------           ------           ------           ------
Less distributions from net realized gain ..............       (5.34)           (4.71)           (5.29)           (4.65)
                                                              ------           ------           ------           ------
Net asset value, end of period .........................      $33.77           $43.35           $33.16           $29.59
                                                              ======           ======           ======           ======

TOTAL RETURN +..........................................       (9.51)%          46.94%           31.78%            7.70%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        0.80% (3)        0.81% (3)        0.86%(3)         0.92%(2)
Net investment income ..................................        0.37% (3)        0.28% (3)        0.43%(3)         0.38%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $397,887         $306,542          $116,894          $15,844
Portfolio turnover rate ................................         425%             378%              321%             275%

-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS, continued


                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------------
                                                         2000++           1999++         1998++        1997*++       1996
------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............       $42.63           $32.85         $29.51        $27.01       $27.16
                                                         ------           ------         ------        ------       ------
Income (loss) from investment operations:
 Net investment loss .............................        (0.05)           (0.09)         (0.03)        (0.10)       (0.08)
 Net realized and unrealized gain (loss) .........        (4.30)           14.58           8.66          8.34         2.86
                                                         ------           ------         ------        ------       ------
Total income (loss) from investment operations            (4.35)           14.49           8.63          8.24         2.78
                                                         ------           ------         ------        ------       ------

Less dividends and distributions from:
 Net investment income ...........................            -                -              -             -        (0.01)
 Net realized gain ...............................        (5.34)           (4.71)         (5.29)        (5.74)       (2.92)
                                                         ------           ------         ------        ------       ------
Total dividends and distributions ................        (5.34)           (4.71)         (5.29)        (5.74)       (2.93)
                                                         ------           ------         ------        ------       ------
Net asset value, end of period ...................       $32.94           $42.63         $32.85        $29.51       $27.01
                                                         ======           ======         ======        ======       ======
TOTAL RETURN+ ....................................        (9.93)%          46.12%         31.07%        31.55%       10.53%

RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................         1.28% (1)        1.33% (1)      1.39% (1)     1.46%        1.53%
Net investment loss ..............................        (0.11)%(1)       (0.24)%(1)     (0.10)%(1)    (0.34)%      (0.33)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions ...........      $10,151          $10,389         $5,750        $4,078       $3,099
Portfolio turnover rate ..........................          425%             378%           321%          275%         279%

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                             FOR THE PERIOD
                                                              FOR THE YEAR ENDED DECEMBER 31,                JULY 28, 1997*
                                                     ------------------------------------------------------       THROUGH
                                                           2000                 1999             1998         DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............      $42.35               $32.74           $29.49            $31.87
                                                          ------               ------           ------            ------
Income (loss) from investment operations:
 Net investment loss ...............................       (0.15)               (0.18)           (0.10)            (0.05)
 Net realized and unrealized gain (loss) ...........       (4.28)               14.50             8.64              2.32
                                                          ------               ------           ------            ------
Total income (loss) from investment operations .....       (4.43)               14.32             8.54              2.27
                                                          ------               ------           ------            ------
Less distributions from net realized gain ..........       (5.34)               (4.71)           (5.29)            (4.65)
                                                          ------               ------           ------            ------
Net asset value, end of period .....................      $32.58               $42.35           $32.74            $29.49
                                                          ======               ======           ======            ======
TOTAL RETURN+ ......................................      (10.17)%              45.75 %          30.78 %            7.39 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................        1.55 %(3)            1.59 %(3)        1.61 %(3)         1.66 %(2)
Net investment loss ................................       (0.38)%(3)           (0.50)%(3)       (0.32)%(3)        (0.36)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............    $348,180             $245,942          $60,861           $12,204
Portfolio turnover rate ............................         425 %                378 %            321 %             275 %


--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS, continued

                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR ENDED DECEMBER 31,              JULY 28, 1997*
                                                     ----------------------------------------------------       THROUGH
                                                             2000           1999             1998           DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............        $43.66         $33.31          $29.63              $31.87
                                                            ------         ------          ------              ------
Income (loss) from investment operations:
 Net investment income .............................          0.28           0.18            0.24                0.07
 Net realized and unrealized gain (loss) ...........         (4.45)         14.88            8.73                2.34
                                                            ------         ------          ------              ------
Total income (loss) from investment operations .....         (4.17)         15.06            8.97                2.41
                                                            ------         ------          ------              ------
Less distributions from net realized gain ..........         (5.34)         (4.71)          (5.29)              (4.65)
                                                            ------         ------          ------              ------
Net asset value, end of period .....................        $34.15         $43.66          $33.31              $29.63
                                                            ======         ======          ======              ======
TOTAL RETURN +......................................         (9.28)%        47.22%          32.12%               7.83%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................          0.55 %(3)      0.59%(3)        0.61%(3)            0.64 %(2)
Net investment income ..............................          0.62 %(3)      0.50%(3)        0.68%(3)            0.50 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............      $569,203       $319,692        $135,022             $49,772
Portfolio turnover rate ............................           425 %          378%            321%                275%

--------------
* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter American Opportunities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the respective stated periods ended December 31, 1999 were audited by other independent accountants whose report, dated February 8, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter American Opportunities Fund as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 9, 2001


                      2000 FEDERAL TAX NOTICE (unaudited)

      During the fiscal year ended December 31, 2000, the Fund paid to its shareholders $2.44 per share from long-term capital gains. For such period, 5.05% of the income dividends paid qualified for the dividends received deduction available to corporations.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
AMERICAN
OPPORTUNITIES
FUND






[GRAPHIC OMITTED]


ANNUAL REPORT
December 31, 2000